REVENUE - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,823	$ 261	¥ 1,822
Long-term contract liabilities	1,602	$ 229	1,351
Total contract liabilities	¥ 3,425		¥ 3,173